Share Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2012
Share Incentive Plans (Tables) [Abstract]
Compensation information

	Year Ended December 31, 2012
	Compensation Expense	Compensation Capitalized	Compensation Equity	Dividends Incurred
Restricted shares	$8,014	$922	$8,936	$949
LTIP Units	5,004	303	5,307	234
Share options	10,970	782	11,752	—
ESPP discount	844	121	965	—
Total	$24,832	$2,128	$26,960	$1,183

	Year Ended December 31, 2011
	Compensation Expense	Compensation Capitalized	Compensation Equity	Dividends Incurred
Restricted shares	$8,041	$1,061	$9,102	$1,121
LTIP Units	3,344	297	3,641	199
Share options	8,711	834	9,545	—
ESPP discount	1,081	113	1,194	—
Total	$21,177	$2,305	$23,482	$1,320

	Year Ended December 31, 2010
	Compensation Expense	Compensation Capitalized	Compensation Equity	Dividends Incurred
Restricted shares	$8,603	$1,178	$9,781	$1,334
LTIP Units	2,334	190	2,524	138
Share options	6,707	714	7,421	—
ESPP discount	1,231	59	1,290	—
Total	$18,875	$2,141	$21,016	$1,472

Award activity of the Share Incentive Plans

	Common Shares Subject to Options	Weighted Average Exercise Price per Option	Restricted Shares	Weighted Average Fair Value per Restricted Share	LTIP Units	Weighted Average Fair Value per LTIP Unit
Balance at December 31, 2009	11,349,750	$32.03	954,366	$37.10	154,616	$21.11
Awards granted (1)	1,436,115	$33.59	270,805	$34.85	94,096	$32.97
Awards exercised/vested (2) (3)	(2,506,645)	$28.68	(278,183)	$52.25	—	—
Awards forfeited	(76,275)	$29.43	(35,038)	$30.84	(1,204)	$21.11
Awards expired	(96,457)	$42.69	—	—	—	—
Balance at December 31, 2010	10,106,488	$33.00	911,950	$32.05	247,508	$25.62
Awards granted (1)	1,491,311	$53.70	170,588	$53.99	223,452	$46.64
Awards exercised/vested (2) (3) (4)	(2,945,950)	$32.27	(258,068)	$38.32	(101,988)	$38.57
Awards forfeited	(41,559)	$35.14	(126,960)	$37.19	(1,352)	$27.79
Awards expired	(16,270)	$44.13	—	—	—	—
Balance at December 31, 2011	8,594,020	$36.81	697,510	$34.17	367,620	$34.80
Awards granted (1)	1,164,484	$60.22	140,980	$60.20	70,235	$57.24
Awards exercised/vested (2) (3) (4)	(1,608,425)	$30.87	(300,809)	$23.79	(152,821)	$21.11
Awards forfeited	(23,795)	$51.55	(12,728)	$46.25	—	—
Awards expired	(11,029)	$35.53	—	—	—	—
Balance at December 31, 2012	8,115,255	$41.31	524,953	$46.81	285,034	$48.41

(1)	The weighted average grant date fair value for Options granted during the years ended December 31, 2012, 2011 and 2010 was $8.55 per share, $8.18 per share and $6.18 per share, respectively.

(2)
The aggregate intrinsic value of options exercised during the years ended December 31, 2012, 2011 and 2010 was $46.7 million, $74.8 million and $39.6 million, respectively. These values were calculated as the difference between the strike price of the underlying awards and the per share price at which each respective award was exercised.

(3)	The fair value of restricted shares vested during the years ended December 31, 2012, 2011 and 2010 was $18.0 million, $14.0 million and $9.1 million, respectively.

(4)	The fair value of LTIP Units vested during the year ended December 31, 2012 and 2011 was $9.1 million and $5.5 million, respectively.

Information regarding options outstanding and exercisable

	Options Outstanding (1)			Options Exercisable (2)
Range of Exercise Prices	Options	Weighted Average Remaining Contractual Life in Years	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
$18.70 to $24.93	1,516,051	5.20	$23.14	1,516,051	$23.14
$24.94 to $31.16	408,342	1.07	$29.21	408,342	$29.21
$31.17 to $37.39	1,559,825	5.50	$32.59	1,128,606	$32.45
$37.40 to $43.62	1,389,121	4.20	$40.46	1,389,121	$40.46
$43.63 to $49.86	61,187	7.55	$48.41	3,992	$45.33
$49.87 to $56.09	1,983,188	7.07	$53.52	891,250	$53.58
$56.10 to $62.32	1,197,541	9.08	$60.18	48,545	$59.33
$18.70 to $62.32	8,115,255	5.92	$41.31	5,385,907	$35.40
Vested and expected to vest as of December 31, 2012	7,801,412	5.82	$40.66

(1)	The aggregate intrinsic value of options outstanding that are vested and expected to vest as of December 31, 2012 is $128.4 million.

(2)	The aggregate intrinsic value and weighted average remaining contractual life in years of options exercisable as of December 31, 2012 is $114.7 million and 4.6 years, respectively.